Business Combinations (Intangible Assets Acquired From Business Combinations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Fair Value	$ 1,154,088	$ 1,135,098
Accumulated Amortization	(664,082)	(502,906)
Net Book Value	$ 490,006	$ 632,192
Weighted Average Remaining Useful Life	4 years 3 months 18 days	5 years
Developed Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Fair Value	$ 684,260	$ 674,160
Accumulated Amortization	(451,889)	(371,997)
Net Book Value	$ 232,371	$ 302,163
Weighted Average Remaining Useful Life	3 years 4 months 24 days	4 years 3 months 15 days
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Fair Value	$ 410,763	$ 409,603
Accumulated Amortization	(160,866)	(107,245)
Net Book Value	$ 249,897	$ 302,358
Weighted Average Remaining Useful Life	5 years 2 months 12 days	6 years 1 month 2 days
Trade Names And Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Fair Value	$ 38,980	$ 38,980
Accumulated Amortization	(38,980)	(17,142)
Net Book Value	$ 0	$ 21,838
Weighted Average Remaining Useful Life	0 years	1 year
Territory Rights and Other [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Fair Value	$ 12,372	$ 12,355
Accumulated Amortization	(8,585)	(6,522)
Net Book Value	$ 3,787	$ 5,833
Weighted Average Remaining Useful Life	2 years 7 months 6 days	3 years 1 month 10 days
Fremont 50 Lease Intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Fair Value	$ 7,713
Accumulated Amortization	(3,762)
Net Book Value	$ 3,951
Weighted Average Remaining Useful Life	2 years 3 months 18 days